SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2022
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	32,971,136	31,098,937	7,179,691	13,626,418	(2,463,972)	82,412,210
Cost of sales	(27,083,063)	(22,694,132)	(5,532,144)	(11,185,898)	2,834,081	(63,661,156)
Gross profit	5,888,073	8,404,805	1,647,547	2,440,520	370,109	18,751,054
Selling, general and administrative expenses	(819,806)	(628,881)	(154,782)	(266,148)	(318,001)	(2,187,618)
Other operating income (expenses)	31,212	(14,902)	8,291	12,854	(1,184)	36,271
Impairment of financial assets	946	(3,219)	(81)	2,953	(680)	(81)
Equity in earnings of unconsolidated companies	—	884,437	277,108	9,243	(18,961)	1,151,827
Operational income before financial income (expenses) and taxes	5,100,425	8,642,240	1,778,083	2,199,422	31,283	17,751,453
Financial result, net	(669,951)	72,145	(819,625)	(270,552)	(204,443)	(1,892,426)
Income (Loss) before taxes	4,430,474	8,714,385	958,458	1,928,870	(173,160)	15,859,027
Income and social contribution taxes	(1,105,203)	(1,848,548)	(295,603)	(483,480)	(646,641)	(4,379,475)
Net income (Loss)	3,325,271	6,865,837	662,855	1,445,390	(819,801)	11,479,552

Supplemental information:
Net sales between segments	1,023,664	92,927	8,797	136,719	1,201,865	2,463,972
Depreciation/amortization	1,459,472	612,784	232,010	554,707	7,726	2,866,699

Investments in associates and joint ventures	—	2,428,237	1,060,770	256,813	150,698	3,896,518
Total assets	25,664,151	21,767,488	7,488,279	13,193,959	5,684,775	73,798,652
Total liabilities	8,801,615	3,843,178	2,668,313	2,601,359	9,585,994	27,500,459

	Business Segments
	2021
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	34,757,720	27,838,000	6,856,766	10,980,191	(2,087,596)	78,345,081
Cost of sales	(22,496,140)	(22,416,578)	(5,332,853)	(9,427,221)	2,145,071	(57,527,721)
Gross profit	12,261,580	5,421,422	1,523,913	1,552,970	57,475	20,817,360
Selling, general and administrative expenses	(781,942)	(639,370)	(157,912)	(233,348)	(293,379)	(2,105,951)
Other operating income (expenses)	137,649	42,141	27,514	71,287	241,140	519,731
Eletrobras compulsory loan recovery	—	—	—	—	1,391,280	1,391,280
Results in operations with subsidiary and joint ventures (note 3.4)	—	—	—	—	(162,913)	(162,913)
Impairment of financial assets	7,823	(7,668)	(1,073)	1,275	—	357
Equity in earnings of unconsolidated companies	—	279,948	268,291	28,831	(13,912)	563,158
Operational income before financial income (expenses) and taxes	11,625,110	5,096,473	1,660,733	1,421,015	1,219,691	21,023,022
Financial result, net	(538,341)	(156,437)	(314,473)	(238,249)	497,046	(750,454)
Income (Loss) before taxes	11,086,769	4,940,036	1,346,260	1,182,766	1,716,737	20,272,568
Income and social contribution taxes	(2,769,495)	(1,092,146)	(377,286)	(287,292)	(187,411)	(4,713,630)
Net income (Loss)	8,317,274	3,847,890	968,974	895,474	1,529,326	15,558,938

Supplemental information:
Net sales between segments	1,186,719	70,904	16,297	74,714	738,962	2,087,596
Depreciation/amortization	1,323,598	627,483	213,001	487,114	7,365	2,658,561

Investments in associates and joint ventures	—	1,871,274	1,071,333	251,668	146,500	3,340,775
Total assets	24,835,717	22,096,314	7,113,706	13,658,147	6,110,729	73,814,613
Total liabilities	8,105,443	4,603,424	2,376,176	2,801,071	13,112,850	30,998,964

	Business Segments
	2020
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	17,752,823	17,458,318	3,831,406	6,096,471	(1,324,357)	43,814,661
Cost of sales	(14,179,991)	(16,212,757)	(3,015,189)	(5,794,666)	1,318,501	(37,884,102)
Gross profit	3,572,832	1,245,561	816,217	301,805	(5,856)	5,930,559
Selling, general and administrative expenses	(562,019)	(476,518)	(116,479)	(179,822)	(195,547)	(1,530,385)
Other operating income (expenses)	31,500	97,751	16,684	55,097	916,667	1,117,699
Impairment of non-financial assets	—	(342,355)	—	(69,570)	—	(411,925)
Impairment of financial assets	(23,177)	(36,286)	(2,436)	(2,233)	—	(64,132)
Equity in earnings of unconsolidated companies	(1,287)	23,512	99,341	8,899	22,104	152,569
Operational income before financial income (expenses) and taxes	3,017,849	511,665	813,327	114,176	737,368	5,194,385
Financial result, net	(442,972)	(206,405)	(60,787)	(215,433)	(773,110)	(1,698,707)
Income (Loss) before taxes	2,574,877	305,260	752,540	(101,257)	(35,742)	3,495,678
Income and social contribution taxes	(652,126)	(178,447)	(195,440)	13,229	(94,840)	(1,107,624)
Net income (Loss)	1,922,751	126,813	557,100	(88,028)	(130,582)	2,388,054

Supplemental information:
Net sales between segments	1,149,618	60,370	41	114,328	—	1,324,357
Depreciation/amortization	1,135,294	777,369	142,143	444,298	—	2,499,104

Investments in associates and joint ventures	10,186	908,338	976,046	231,152	145,907	2,271,629
Total assets	21,099,735	18,583,439	5,448,922	11,233,676	6,757,237	63,123,009
Total liabilities	7,469,541	5,261,820	1,360,098	1,994,575	15,951,765	32,037,799

Schedule of company's geographic information classified according to the geographical region

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2022	2022	2022	2022
Net sales	36,416,581	8,294,142	37,701,487	82,412,210
Total assets	31,628,514	9,895,251	32,274,887	73,798,652

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2021	2021	2021	2021
Net sales	37,733,918	8,567,310	32,043,853	78,345,081
Total assets	31,740,469	8,959,237	33,114,907	73,814,613

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2020	2020	2020	2020
Net sales	18,798,384	4,996,434	20,019,843	43,814,661
Total assets	28,752,629	7,042,462	27,327,918	63,123,009

(1) Does not include operations of Brazil

(2) Does not include operations of Mexico